BORROWINGS AND LINES OF CREDIT - Narrative (Q3) (Details)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020 USD ($)	Feb. 10, 2020 USD ($)	Mar. 27, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 19, 2020 USD ($)	Jun. 02, 2020 USD ($)	Feb. 27, 2020 USD ($) debtseries
Debt Instrument [Line Items]
Aggregate principal balance													$ 11,000,000,000
Issuance of long-term debt						$ 11,762,000,000	$ 106,000,000	$ 107,000,000	$ 117,000,000	$ 99,000,000
Net transfers to parent			$ 10,900,000,000			10,359,000,000	1,111,000,000	1,954,000,000	2,685,000,000	1,850,000,000
Debt instrument, covenant, modification period threshold for provision of terms												$ 100,000,000
Repayment of long-term debt						$ 124,000,000	98,000,000	$ 138,000,000	$ 0	$ 103,000,000
Weighted average interest rate				2.70%		2.70%
Interest expense, debt				$ 90,000,000		$ 213,000,000
Amortization of debt issuance costs				$ 2,000,000		5,000,000
Interest expense, debt, financing fees expensed					$ 5,000,000
Interest expense, debt, excluding amortization						$ 127,000,000
Weighted Average
Debt Instrument [Line Items]
Average maturity of long-term debt				12 years		12 years
Term Loan
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 1,750,000,000
Issuance of long-term debt	$ 1,750,000,000
Interest rate, stated percentage				1.275%		1.275%
Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance													$ 9,250,000,000
Series of notes issuance | debtseries													6
Unsecured Debt | 2.700% Notes due February 15, 2031
Debt Instrument [Line Items]
Aggregate principal balance											$ 750,000,000
Interest rate, stated percentage				2.70%		2.70%
Other Debt | Project Financing Arrangements
Debt Instrument [Line Items]
Aggregate principal balance				$ 102,000,000		$ 102,000,000	$ 106,000,000
Commercial Paper
Debt Instrument [Line Items]
Aggregate principal balance				2,000,000,000.0		2,000,000,000.0
Short-term debt				0		$ 0
London Interbank Offered Rate (LIBOR) | Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate						1.125%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 2,000,000,000		$ 0		$ 0
Commitment fee percentage		0.125%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate						1.25%